Investments in Unconsolidated Entities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity method investments:
Capital contributions, loans, advances and adjustments		$ 104	$ 105
Cumulative share of income		2,238	2,060
Cumulative share of distributions		(1,914)	(1,725)
Total equity method investments		428	440
Measurement alternative method investments		7	7
Total investments in unconsolidated entities		435	447
Assets
Current		2,623	1,573
Total assets	[1]	9,681	8,164
Liabilities and Equity
Current liabilities		871	750
Partners' capital and shareholders' equity		4,426	4,210	$ 4,067	$ 3,687
Total liabilities and equity	[1]	9,681	8,164
Results of Operations
Revenues		4,037	4,022	3,967
Operating expenses		3,864	3,910	3,809
Operating income		173	112	158
Net income		233	133	164
Equity Method Investments
Assets
Current		1,199	1,477
Noncurrent		5,849	5,725
Total assets		7,048	7,202
Liabilities and Equity
Current liabilities		643	625
Noncurrent liabilities		1,112	1,119
Partners' capital and shareholders' equity		5,293	5,458
Total liabilities and equity		7,048	7,202
Results of Operations
Revenues		6,677	6,903	6,777
Operating expenses		4,733	5,022	4,965
Operating income		1,944	1,881	1,812
Other income (expense), net		16	(22)	11
Net income		$ 1,960	$ 1,859	$ 1,823

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,060 million and $930 million, respectively, which are not available to be used to settle the obligations of UScellular. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $20 million and $22 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of UScellular. See Note 14 — Variable Interest Entities for additional information.